CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 13,215,729
Accounts receivable, net	176,565
Inventories	1,319,960
Operating lease right of use assets	650,665
Other current assets	2,609,936
Deferred VAT	2,431,342
Other	178,594
Total current assets	17,972,855
Non-current assets:
Property, equipment and deposits, net	20,362,111
- Property, equipment, net	13,626,562
- Vehicle deposits	6,735,549
Operating lease right of use assets	619,774
Intangible assets	33,323
Total non-current assets	21,015,208
Total assets	38,988,063
Current liabilities
Short-term financial liabilities, net	5,643,514
Accounts payable	2,033,640
Operating lease liabilities	650,665
Deferred revenue	712,702
Income taxes payable	587,761
Accrued expenses and other current liabilities	790,055
Total current liabilities	10,418,337
Non-current liabilities:
Long-term financial liabilities, net	7,412,607
Operating lease liabilities	619,774
Other non-current liabilities	17,977
Total non-current liabilities	8,050,358
Total liabilities	18,468,695
Stockholders' deficit:
Common stock	90
Additional paid-in capital	1,395,827
Accumulated other comprehensive loss	(7,221,294)
Accumulated deficit	(24,936,713)
Total stockholders' equity	20,519,368
Total liabilities and stockholders' equity	38,988,063
Series A Preferred stock
Stockholders' deficit:
Preferred stock	12,722,511
Series B Preferred stock
Stockholders' deficit:
Preferred stock	$ 38,558,947